COMMITMENTS AND CONTINGENCIES (Details 2) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 30, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Operating lease cost	$ 307	$ 286	$ 384	$ 373
Short-term lease cost	8	10	11	10
Variable lease cost	51	9	29	18
Total operating lease cost	$ 366	$ 305	$ 424	$ 401